Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 111,152	$ 115,540	$ 82,832
Cost of revenues	46,600	47,753	35,900
Gross profit	64,552	67,787	46,932
Operating expenses
Research and development	28,218	30,799	31,387
Selling, general and administrative	28,037	26,720	24,719
Net acquisition and restructuring related costs	(507)	855	2,900
Amortization of purchased intangible assets	10,639	4,656	3,416
Total operating expenses	58,549	60,967	62,422
Operating income (loss)	6,003	6,820	(15,490)
Interest income	73	186	622
Interest expense	(165)	(117)	(450)
Other income (expense), net	(56)	(12)	164
Loss on fair value remeasurement			(3,842)
Income (loss) from continuing operations before income taxes	5,855	6,877	(18,996)
Provision for (benefit from) income taxes	2,751	2,235	(194)
Income (loss) from continuing operations, net of tax	3,104	4,642	(18,802)
Loss from discontinued operations, net of taxes	(27,927)	(7,931)
Net loss	(24,823)	(3,289)	(18,802)
Basic income (loss) per share
Income (loss) from continuing operations	$ 0.07	$ 0.12	$ (0.53)
Income (loss) from discontinued operations	$ (0.63)	$ (0.20)
Net loss per share	$ (0.56)	$ (0.08)	$ (0.53)
Diluted income (loss) per share
Income (loss) from continuing operations	$ 0.07	$ 0.12	$ (0.53)
Income (loss) from discontinued operations	$ (0.62)	$ (0.20)
Net loss per share	$ (0.55)	$ (0.08)	$ (0.53)
Shares used to compute income (loss) per share
Basic	44,559	38,942	35,653
Diluted	45,016	39,625	35,653
Continuing Operations [Member]
Operating expenses
Amortization of purchased intangible assets	$ 2,801	$ 2,593	$ 3,416